A&D Mortgage Trust 2026-NQM7 ABS-15G

Exhibit 99.10

Data Compare Summary
2026_ADMT-NQM7_FINAL
Run Date - 10/9/2026 11:00:00 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	30	1305	2.30%	All Income was verified for each borrower
ApplicationDate	156	1305	11.95%	All variances were verified by Mission using either the 1003 date or the credit report date
B1Citizen	6	1305	0.46%	All variances were verified by Citizenship documents
B1FirstName	0	1305	0.00%	All variances were spelling differences in the tape vs on the note.
B1LastName	13	1305	1.00%	All variances were spelling differences in the tape vs on the note.
B1OriginationFICO	0	1305	0.00%	All FICO scores were verified from provided credit reports.
B2FirstName	1	272	0.37%	All variances were spelling differences in the tape vs on the note.
B2LastName	2	272	0.74%	All variances were spelling differences in the tape vs on the note.
ClosingSettlementDate	701	1128	62.15%	In all cases Mission verified closing dates from the relevant closing documents.
Calculated DSCR	68	1305	5.21%	In all cases Mission recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	58	1305	4.44%	In all cases Mission verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	43	1305	3.30%	In all cases Mission verified the monthly PI Payment from the promissory note.
InterestRate	0	1305	0.00%	In all cases Mission verified the interest rate from the promissory note.
LenderName	0	1305	0.00%
LoanAmount	0	1305	0.00%	In all cases Mission verified the Loan Amount from the promissory note.
LoanID	0	1305	0.00%
LoanProgram	79	1305	6.05%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
LoanPurpose	0	1305	0.00%
MINNo	20	1235	1.62%	In all cases Mission verified the MIN number present on the Deed of Trust.
MortgageOriginationChannel	0	1302	0.00%	Mission verifies origination channel from docuemntation provided with the 1008.
NoteDate	4	1239	0.32%	All date variances were verified from the Promissory Note.
NumberofUnits	2	1305	0.15%	In all cases Mission verified property units from the appraisal and other property related documents.
Occupancy	0	1305	0.00%
PrimaryAppraisedPropertyValue	21	1305	1.61%	Mission verified values used from the appraisal.
PropertyAddress	139	1305	10.65%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyCity	0	1305	0.00%
PropertyCounty	10	1305	0.77%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyState	0	1305	0.00%
PropertyType	135	1305	10.34%	All differences are enumerations are related to ASF enumerations. In each case mission verified the Property type from the appraisal.
PropertyZipCode	0	1305	0.00%
QualifyingCLTV	67	1305	5.13%	In all cases Mission verified values from appraisal documents and 2nd lien values from 2nd lien documents or credit reports.
RefinanceType	60	563	10.66%	All variations were verified from the 1003 documentation.
SalesPrice	1	754	0.13%	All variations were verified from the sales contract documentation.
TotalDebtIncomeRatio	0	1303	0.00%	In all cases Mission verified borrower income and all debts from the credit reports and recalculated DTI.
UnderwritingGuidelineLenderName	0	1305	0.00%
UnderwritingGuidelineName	0	1305	0.00%	Misison verifies guidelines used at time of origination date.
UnderwritingGuidelineVersionDate	164	1305	12.57%	Misison verifies guidelines used at time of origination date.
VerifiedDocType	363	1303	27.86%	Mission uses ASF defined doc types used for income qualification and the lender tape differs from these enumerations.
	2,143